Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Equity [Abstract]
Stockholders' Equity

5. STOCKHOLDERS’ EQUITY

On January 1, 2016, pursuant to the terms of the Company’s Series G preferred stock, the Company exercised its right to redeem all of the unconverted outstanding shares of Series G preferred stock. On December 24, 2015, the Company early paid the holders of the 160,000 unconverted shares of Series G preferred stock an aggregate of $160,000. Following the redemption of the unconverted shares of Series G preferred stock, no shares of Series G preferred stock were outstanding.

On January 22, 2016, the Company issued an aggregate of 3,700 shares of the Company’s common stock at a price of $5.00 per share to a total of two existing stockholders, each of whom resided in Australia, for receipt of an aggregate of $18,500. These securities were issued in reliance upon the exemptions provided by Regulation S promulgated pursuant to the Securities Act. The issuances involved offers and sales of securities outside the United States. The offers and sales were made in offshore transactions and no directed selling efforts were made by the issuer, a distributor, their affiliates or any persons acting on their behalf. An offering circular was used in connection with this offering.

On March 22, 2016, the Company issued an aggregate of 3,071,000 shares of the Company’s Series H preferred stock to a total of 12 existing stockholders, nine of whom resided in Australia and three of whom resided in the United Kingdom, in exchange for the receipt of $1.00 per share, representing an aggregate purchase price of $3,071,000. These securities were issued in reliance upon the exemptions provided by Regulation S promulgated pursuant to the Securities Act. The issuances involved offers and sales of securities outside the United States. The offers and sales were made in offshore transactions and no directed selling efforts were made by the issuer, a distributor, their affiliates or any persons acting on their behalf. No offering circular was used in connection with this issuance.

On March 31, 2016, Paul Mathieson, the Company’s Chief Executive Officer and the sole holder of the Company’s Series A preferred stock notified the Company of his intention to convert all of his Series A preferred stock into Company common stock pursuant to the terms of the Series A preferred stock. The Company issued an aggregate of 64,000,000 shares of Company common stock pursuant to the conversion notice. These securities were issued in reliance upon the exemptions provided by Regulation S promulgated pursuant to the Securities Act. The issuance involved offers and sales of securities outside the United States. The offers and sales were made in offshore transactions and no directed selling efforts were made by the issuer, a distributor, their affiliates or any persons acting on their behalf. No offering circular was used in connection with this issuance. Following the conversion, no shares of Series A preferred stock were outstanding.

On April 1, 2016, the Company effected a 1-for-100 reverse stock split of its outstanding shares of the common stock. Stockholders whose shares were converted into less than one share in the reverse stock split received cash payments equal to the fair value of those fractional interests. As a result, the Company repurchased a total of 17,931 shares of common stock from those stockholders whose shares of stock were converted into less than one share, for an aggregate purchase price of $130,769. Immediately after the reverse stock split, on April 1, 2016, the Company effected a 100-for-1 forward stock split and reduced the number of authorized shares of common stock from 3,000,000,000 to 200,000,000.

On April 12, 2016, the Company issued an aggregate of 20,000 shares of the Company’s common stock to MZ Group, its investor relations advisor. The securities issuance was exempt from registration under the Securities Act, in reliance on the exemptions provided by Section 4(a)(2) and Section 2(a)(3), as applicable under the Securities Act.

On May 2, 2016, Company issued an aggregate of 2,439,673 shares of the Company’s common stock at a price of $1.00 per share to a total of 98 existing stockholders, all of whom resided in Australia, for an aggregate of $2,439,673 of which $87,000 was paid for in consulting services provided to the company. The securities issuances were exempt from registration under the Securities Act, in reliance on an exemption provided by Regulation S promulgated pursuant to the Securities Act. The issuances involved offers and sales of securities outside the United States. The offers and sales were made in offshore transactions and no directed selling efforts were made by the issuer, a distributor, their affiliates or any persons acting on their behalf. An offering circular was used in connection with this offering.

On May 16, 2016, the Company filed articles of amendment (the “May 2016 Amendment”) to its amended and restated articles of incorporation, as amended. The May 2016 Amendment has the effect of:

(i)	Eliminating the Company’s Series A preferred stock, Series F preferred stock and Series G preferred stock, and

(ii)	Revising the terms of the Series H preferred stock to:

	(a)	reduce the dividend rate on the Company’s Series H preferred stock from 10% per annum to 8% per annum,

	(b)	extend the date after which the Company may redeem the unconverted outstanding shares of Series H preferred stock from June 30, 2016 to December 31, 2016,

	(c)	extend the date on which the holders of Series H preferred stock may convert their shares into shares of the Company’s common stock from June 30, 2016 to December 31, 2016, and

	(d)	remove the requirement to adjust the Series H preferred stock conversion ratio when the Company conducts a rights offering to its existing stockholders.

As of June 30, 2016, the aggregate number of shares which the Company had the authority to issue is 250,000,000 shares, of which 200,000,000 shares are common stock, par value $0.001 per share, and 50,000,000 shares are preferred stock, par value $0.001 per shares. At June 30, 2016, the Company had 95,319,741 shares of common stock issued and outstanding. At June 30, 2016, the Company also had 3,071,000 shares of Series H preferred stock issued and outstanding. The Board of Directors is authorized at any time, and from time to time, to provide for the issuance of preferred stock in one or more series, and to determine the designations, preferences, limitations and relative or other rights of the preferred stock or any series thereof.

The Series H preferred stock accrues dividends at the rate of 8% per annum. Each series of preferred stock ranks pari passu with each other series of preferred stock, and senior to the common stock of the Company, as to dividends, and upon liquidation, dissolution or a winding up of the Company. In the event of a liquidation or winding up of the Company, holders of the preferred stock shall be entitled to receive the stated value of $1 per share.

Series H Preferred Stock

During the six months ended June 30, 2016 and year ended December 31, 2015, the Company issued 3,071,000 and 160,000 of Series H convertible preferred stock, respectively, with a par value of $0.001 per share.

On December 31, 2016 and upon notice provided by the holder to the Company, a holder has the right to convert, at face value per share, all or any portion of their Series H preferred shares into shares of our common stock on the basis of two shares of common stock for each share of Series H preferred stock so converted for each share of Series H preferred stock. The holder of the shares is also entitled to vote at a ratio of 0.13 votes for each share of preferred stock. Any time after December 31, 2016, the Company also has the right to redeem the shares at a redemption value of $1 per share.

6.	STOCKHOLDERS’ EQUITY

The aggregate number of shares which the Company has the authority to issue is 3,050,000,000 shares, of which 3,000,000,000 shares are common stock, par value $0.001 per share, and 50,000,000 shares are preferred stock, par value $0.001 per shares. At December 31, 2015, the Company had 28,874,299 shares of common stock issued and outstanding. At December 31, 2015, the Company also had 1,000,000, 0, 160,000, and 0 shares of Series A, Series F, Series G and Series H preferred stock, respectively, issued and outstanding. The Board of Directors is authorized at any time, and from time to time, to provide for the issuance of Preferred Stock in one or more series, and to determine the designations, preferences, limitations and relative or other rights of the Preferred Stock or any series thereof.

During the years ended December 31, 2015, and 2014 the Company issued 4,460,464 shares at a price of $1.00 and $5.00 per share and 9,158,758 shares at a price of $0.50, $1.00, $1.50 and $2.00, respectively, in accordance with offerings to existing stockholders of the Company.

On March 31, 2014 the Board of Directors resolved to increase the authorized number of common stock from 1,000,000,000 to 2,500,000,000. In addition, the Board of Directors authorized to issue 1,000,000, 410,000, 400,025 and 173,000 shares of Series A, B, C and D of Preferred Stock, par value $0.001 per share, respectively.

On March 31, 2014 the Company issued 1,983,025 shares of convertible preferred stock (“Preferred Stock”), which is allocated as follows: Series A: 1,000,000 shares, Series B: 410,000 shares, Series C: 400,025 shares and Series D: 173,000 shares. 1,000,000 shares of Series A Preferred Stock were issued to the Company’s President and Chief Executive Officer, Mr. Paul Mathieson, in consideration for $1,000,000 owed to him.

On October 27, 2014, the Board of Directors authorized to issue 1,500,000 shares of Series F Preferred Stock, par value $0.001 per share.

On November 19, 2014 the Company issued 1,861,000 shares of Preferred Stock, which is allocated as follows:

●	Series E: 461,000 shares and Series F: 1,400,000 shares.

On December 31, 2014, all holders of Series B, Series C, Series D, and Series E Preferred Stock elected to convert their shares to Common Stock, which was distributed as follows:

●	Series B: 410,000 shares of preferred stock converted to 1,640,000 shares of common stock

●	Series C: 400,025 shares of preferred stock converted to 800,050 shares of common stock

●	Series D: 173,000 shares of preferred stock converted to 230,067 shares of common stock

●	Series E: 461,000 shares of preferred stock converted to 184,400 shares of common stock.

Following the conversions on December 31, 2014, no shares of Series B, Series C, Series D, and Series E preferred stock were outstanding.

On May 1, 2015, the Board of Directors resolved to increase the authorized number of common stock from 2,500,000,000 to 3,000,000,000.

On June 17, 2015, the Board of Directors cancelled Series B, Series C, Series D and Series E Preferred Stock, increased the authorized shares of Series F Preferred Stock, par value $0.001 per share, to 2,000,000, and authorized to issue 6,000,000 and 10,000,000 shares of Series G and Series H of Preferred Stock, par value $0.001 per share, respectively.

On June 17, 2015, the Company issued 600,000 shares of Series F Preferred Stock in consideration for receipt of an aggregate of $600,000.

On June 22, 2015, the Company issued 5,419,500 shares of Series G Preferred Stock in consideration for receipt of $5,419,500.

On June 30, 2015, holders of Series F and Series G Preferred Stock elected to convert some of their shares to Common Stock, which was distributed as follows:

●	Series F: 1,750,000 shares of preferred stock converted to 635,395 shares of common stock.

●	Series G: 4,459,500 shares of preferred stock converted to 938,725 shares of common stock.

On September 2, 2015, the Company issued an aggregate of 4,326,086 shares of the Company’s common stock to certain of its existing stockholders in consideration for $4,326,086. These securities were issued in reliance upon the exemptions provided by Regulation S promulgated pursuant to the Securities Act.

On September 10, 2015, we filed articles of amendment to our amended and restated articles of incorporation, as amended, with the Secretary of State of Florida. The articles of amendment had the effect of adjusting the conversion ratios of the Series A, Series F, Series G and Series H preferred stock to account for the Company’s offering to existing stockholders of the Company commenced August 3, 2015 and removing references to conversion on June 30, 2015 for Series F and Series G preferred stock:

(i)	Adjusting the conversion ratio of the Series A preferred stock from 4 to 8 shares of common stock for each Series A preferred stock;

(ii)	Adjusting the conversion ratio of the Series F preferred stock from 3,333/10,000 (0.3333) to 6,666/10,000 (0.6666) shares of common stock for each Series F preferred stock;

(iii)	Adjusting the conversion ratio of the Series G preferred stock from 2,000/10,000 (0.2000) to 4,000/10,000 (0.4000) shares of common stock for each Series G preferred stock; and

(iv)	Adjusting the conversion ratio of the Series H preferred stock from 1,333/10,000 (0.1333) to 2,666/10,000 (0.2666) shares of common stock for each Series H preferred stock.

On October 22, 2015, the Company issued 160,000 shares of Series H Preferred Stock in consideration for receipt of an aggregate of $160,000.

On December 1, 2015, we filed articles of amendment to our amended and restated articles of incorporation, as amended, with the Secretary of State of Florida. The articles of amendment had the effect of adjusting the conversion ratios of the Series A, Series F, Series G and Series H preferred stock to account for the Company’s offering to existing stockholders of the Company commenced December 1, 2015:

(i)	Adjusting the conversion ratio of the Series A preferred stock from 8 to 16 shares of common stock for each Series A preferred stock;

(ii)	Adjusting the conversion ratio of the Series F preferred stock from 6,666/10,000 (0.6666) to 13,332/10,000 (1.3332) shares of common stock for each Series F preferred stock;

(iii)	Adjusting the conversion ratio of the Series G preferred stock from 4,000/10,000 (0.4000) to 8,000/10,000 (0.8000) shares of common stock for each Series G preferred stock; and

(iv)	Adjusting the conversion ratio of the Series H preferred stock from 2,666/10,000 (0.2666) to 5,332/10,000 (0.5332) shares of common stock for each Series H preferred stock.

On December 31, 2015, the Company issued an aggregate of 134,378 shares of the Company’s common stock to certain of its existing stockholders for consideration of $671,890. These securities were issued in reliance upon the exemptions provided by Regulation S promulgated pursuant to the Securities Act.

On December 31, 2015, all holders of Series F and Series H Preferred Stock and some holders of Series G Preferred Stock elected to convert their shares to Common Stock, which was distributed as follows:

●	Series F: 250,000 shares of preferred stock converted to 333,300 shares of common stock

●	Series G: 1,050,000 shares of preferred stock converted to 840,000 shares of common stock

●	Series H: 160,000 shares of preferred stock converted to 85,312 shares of common stock

Following the conversions on December 31, 2015, no shares of Series F and Series H preferred stock were outstanding and 160,000 shares of Series G preferred stock were outstanding.

On January 1, 2016, pursuant to the terms of the Company’s Series G preferred stock, the Company exercised its right to redeem all of the unconverted outstanding shares of Series G preferred stock. On December 24, 2015, the Company early paid the holders of the 160,000 unconverted shares of Series G preferred stock an aggregate of $160,000. Following the redemption of the unconverted shares of Series G preferred stock, no shares of Series G preferred stock will be outstanding.

The Preferred Stock accrues dividends at the rate of 12% per annum paid monthly for Series A, F and G, and 10% for Series H. Each series of preferred stock ranks pari-passu with each other series of preferred stock, and senior to the common stock of the Company, as to dividends, and upon liquidation, dissolution or a winding up of the Company. In the event of a liquidation or winding up of the Company, holders of the Preferred Stock shall be entitled to receive the Stated Value of $1 per share.

Series A Preferred Stock

During the years ended December 31, 2015 and 2014, the Company issued 0 and 1,000,000 shares of Series A convertible preferred stock, respectively, with a par value of $0.001 per share. Each share is convertible into 16 shares of common stock at the option of the holder any time after December 31, 2015 (32 shares at January 8, 2016 – see note 13). The holder of the shares is also entitled to vote at a ratio of 1001 votes for each share of preferred stock.

Series B Preferred Stock

During the years ended December 31, 2015 and 2014, the Company issued 0 and 410,000 shares of Series B convertible preferred stock, respectively, with a par value of $0.001 per share. Each share was converted into 4 shares of common stock at the option of the holder on December 31, 2014, for a total issuance of 1,640,000 shares on December 31, 2014. On June 17, 2015, the Board of Directors cancelled Series B Preferred Stock.

Series C Preferred Stock

During the years ended December 31, 2015 and 2014, the Company issued 0 and 400,025 shares of Series C convertible preferred stock, respectively, with a par value of $0.001 per share. Each share was converted into 2 shares of common stock at the option of the holder on December 31, 2014, for a total issuance of 800,050 shares on December 31, 2014. On June 17, 2015, the Board of Directors cancelled Series C Preferred Stock.

Series D Preferred Stock

During the years ended December 31, 2015 and 2014, the Company issued 0 and 173,000 shares of Series D convertible preferred stock, respectively, with a par value of $0.001 per share. Each share was converted into 1.333 shares of common stock at the option of the holder on December 31, 2014, for a total issuance of 230,667 shares on December 31, 2014. On June 17, 2015, the Board of Directors cancelled Series D Preferred Stock.

Series E Preferred Stock

During the years ended December 31, 2015 and 2014, the Company issued 0 and 461,000 shares of Series E convertible preferred stock, respectively, with a par value of $0.001 per share. Each share was converted into 0.4 shares of common stock at the option of the holder on December 31, 2014, for a total issuance of 184,400 shares on December 31, 2014. On June 17, 2015, the Board of Directors cancelled Series E Preferred Stock.

Series F Preferred Stock

During the years ended December 31, 2015 and 2014, the Company issued 600,000 and 1,400,000 shares of Series F convertible preferred stock, respectively, with a par value of $0.001 per share.

On December 31, 2015 and upon notice provided by the holder to the Company, a holder has the right to convert, at face value per share, all or any portion of their Series F preferred shares into shares of our common stock on the basis of 13,332/10,000 (1.3332) shares of common stock for each share of Series F preferred stock so converted. The holder of the shares is also entitled to vote at a ratio of 0.34 votes for each share of preferred stock. Any time after December 31, 2015, the Company also has the right to redeem the shares at a redemption value of $1 per share.

Effective June 30, 2015, holders of an aggregate of 1,750,000 shares of Series F preferred stock notified the Company of their intent to convert their Series F shares into shares of common stock. On June 30, 2015, the Company issued an aggregate of 635,395 shares of common stock to such Series F holders. Effective December 31, 2015, holders of an aggregate of 250,000 shares of Series F preferred stock notified the Company of their intent to convert their Series F shares into shares of common stock. On December 31, 2015, the Company issued an aggregate of 333,300 shares of common stock to such Series F holders.

Series G Preferred Stock

During the years ended December 31, 2015 and 2014, the Company issued 5,669,500 and 0 shares of Series G convertible preferred stock, respectively, with a par value of $0.001 per share.

On December 31, 2015 and upon notice provided by the holder to the Company, a holder has the right to convert, at face value per share, all or any portion of their Series G preferred shares into shares of our common stock on the basis of 8,000/10,000 (0.8000) shares of common stock for each share of Series G preferred stock so converted. The holder of the shares is also entitled to vote at a ratio of 0.20 votes for each share of preferred stock. Any time after December 31, 2015, the Company also has the right to redeem the shares at a redemption value of $1 per share.

Effective June 30, 2015, holders of an aggregate of 4,459,500 shares of Series G preferred stock notified the Company of their intent to convert their Series G shares into shares of common stock. On June 30, 2015, the Company issued an aggregate of 938,725 shares of common stock to such Series G holders. Effective December 31, 2015, holders of an aggregate of 1,050,000 shares of Series G preferred stock notified the Company of their intent to convert their Series G shares into shares of common stock. On December 31, 2015, the Company issued an aggregate of 840,000 shares of common stock to such Series G holders. On January 1, 2016, the Company exercised its right to redeem all of the unconverted outstanding shares of Series G preferred stock. On December 24, 2015, the Company early paid the holders of the 160,000 unconverted shares of Series G preferred stock an aggregate of $160,000.

Series H Preferred Stock

During the years ended December 31, 2015 and 2014, the Company issued 160,000 and 0 shares of Series H convertible preferred stock, respectively, with a par value of $0.001 per share.

On December 31, 2015 and upon notice provided by the holder to the Company, a holder has the right to convert, at face value per share, all or any portion of their Series H preferred shares into shares of our common stock on the basis of 5,332/10,000 (0.5332) shares of common stock for each share of Series H preferred stock so converted or if the holder elects to convert on June 30, 2016, such shares shall be converted on the basis of 1 share of common stock for each share of Series H Preferred Stock. The holder of the shares is also entitled to vote at a ratio of 0.13 votes for each share of preferred stock. Any time after June 30, 2016, the Company also has the right to redeem the shares at a redemption value of $1 per share.

Effective December 31, 2015, holders of an aggregate of 160,000 shares of Series H preferred stock notified the Company of their intent to convert their Series H shares into shares of common stock. On December 31, 2015, the Company issued an aggregate of 85,312 shares of common stock to such Series H holders.